Award Timing Disclosure	12 Months Ended
Jun. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Committee does not grant LTIP Awards to executive officers in anticipation of the release of significant positive earnings announcements or other material non-public information likely to result in changes to the price of our common stock.
Stock Incentives, including stock appreciation rights and stock options, for our regular annual equity awards are typically approved by the Committee at a regularly-scheduled Committee meeting that occurs in August of each year. These grants are generally made effective on the date of such approval. Committee meetings are scheduled several years in advance and generally occur in the third week of August. Stock Incentive values to be utilized for such annual awards are determined as of the grant date based upon a Black-Scholes valuation model. Those values are then used to determine the number of Stock Incentives to be granted to recipients. The Committee does not take material nonpublic information into account when determining the timing and terms of such awards. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
During fiscal year 2025, we did not grant Stock Incentives, or any other stock appreciation rights or stock options (or similar awards), to any Named Executive Officer during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material non-public information.

Award Timing Method
The Committee does not grant LTIP Awards to executive officers in anticipation of the release of significant positive earnings announcements or other material non-public information likely to result in changes to the price of our common stock.
Stock Incentives, including stock appreciation rights and stock options, for our regular annual equity awards are typically approved by the Committee at a regularly-scheduled Committee meeting that occurs in August of each year. These grants are generally made effective on the date of such approval. Committee meetings are scheduled several years in advance and generally occur in the third week of August. Stock Incentive values to be utilized for such annual awards are determined as of the grant date based upon a Black-Scholes valuation model. Those values are then used to determine the number of Stock Incentives to be granted to recipients.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Committee does not take material nonpublic information into account when determining the timing and terms of such awards. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false